1

Wilmington Enhanced Dividend Income Strategy Fund

PORTFOLIO OF INVESTMENTS

July 31, 2024 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 98.5%

COMMUNICATION SERVICES – 3.0%

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.1%
Verizon Communications, Inc.	20,400	$826,608

MEDIA – 1.9%
Omnicom Group, Inc.	15,630	1,532,365

TOTAL COMMUNICATION SERVICES		$2,358,973

CONSUMER DISCRETIONARY – 4.5%

HOTELS, RESTAURANTS & LEISURE – 2.8%
McDonald’s Corp.	3,320	881,128
Restaurant Brands International, Inc.	1	70
Starbucks Corp.	17,100	1,332,945

		$2,214,143

SPECIALTY RETAIL – 1.7%
Home Depot, Inc. (The)	3,825	1,408,212

TOTAL CONSUMER DISCRETIONARY		$3,622,355

CONSUMER STAPLES – 8.7%

BEVERAGES – 1.7%
PepsiCo., Inc.	7,725	1,333,876

FOOD PRODUCTS – 1.4%
Conagra Brands, Inc.	37,725	1,143,822

HOUSEHOLD PRODUCTS – 1.4%
Procter & Gamble Co. (The)	6,925	1,113,263

PERSONAL CARE PRODUCTS – 2.2%
Unilever PLC, ADR	28,000	1,719,200

TOBACCO – 2.0%
Philip Morris International, Inc.	14,075	1,620,877

TOTAL CONSUMER STAPLES		$6,931,038

ENERGY – 8.2%

OIL, GAS & CONSUMABLE FUELS – 8.2%
Chevron Corp.	13,800	2,214,486
ConocoPhillips	7,650	850,680
Exxon Mobil Corp.	14,115	1,673,898
Valero Energy Corp.	11,140	1,801,561

TOTAL ENERGY		$6,540,625

FINANCIALS – 20.9%

BANKS – 11.7%
Bank of America Corp.	80,375	3,239,916
JPMorgan Chase & Co.	18,250	3,883,600
Regions Financial Corp.	50,375	1,126,889
Toronto-Dominion Bank (The)	19,250	1,136,327

		$9,386,732

CAPITAL MARKETS – 4.7%
BlackRock, Inc.	1,945	1,704,792

Description	Number of Shares	Value

Morgan Stanley	19,975	$2,061,620

		$3,766,412

INSURANCE – 4.5%
MetLife, Inc.	23,975	1,842,479
Old Republic International Corp.	50,500	1,748,310

		$3,590,789

TOTAL FINANCIALS		$16,743,933

HEALTH CARE – 11.8%

BIOTECHNOLOGY – 4.3%
AbbVie, Inc.	10,625	1,969,025
Amgen, Inc.	4,490	1,492,791

		$3,461,816

HEALTH CARE EQUIPMENT & SUPPLIES – 1.7%
Medtronic PLC	17,000	1,365,440

PHARMACEUTICALS – 5.8%
Johnson & Johnson	11,750	1,854,737
Merck & Co., Inc.	11,675	1,320,793
Pfizer, Inc.	46,950	1,433,853

		$4,609,383

TOTAL HEALTH CARE		$9,436,639

INDUSTRIALS – 11.8%

AEROSPACE & DEFENSE – 3.4%
Lockheed Martin Corp.	4,985	2,701,471

AIR FREIGHT & LOGISTICS – 2.1%
United Parcel Service, Inc., Class B	13,050	1,701,329

BUILDING PRODUCTS – 2.6%
Johnson Controls International PLC	28,925	2,069,294

ELECTRICAL EQUIPMENT – 1.8%
nVent Electric PLC	19,900	1,445,337

MACHINERY – 1.9%
Caterpillar, Inc.	4,350	1,505,970

TOTAL INDUSTRIALS		$9,423,401

INFORMATION TECHNOLOGY – 14.5%

COMMUNICATIONS EQUIPMENT – 2.2%
Cisco Systems, Inc.	36,450	1,766,002

IT SERVICES – 2.1%
International Business Machines Corp.	8,815	1,693,714

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 10.2%
Broadcom, Inc.	22,700	3,647,436
QUALCOMM, Inc.	15,400	2,786,630
Texas Instruments, Inc.	8,170	1,665,128

		$8,099,194

TOTAL INFORMATION TECHNOLOGY		$11,558,910

July 31, 2024 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Enhanced Dividend Income Strategy Fund (continued)

Description	Number of Shares	Value

MATERIALS – 3.6%

CHEMICALS – 3.6%
Air Products & Chemicals, Inc.	5,015	$1,323,208
Dow, Inc.	27,925	1,521,075

TOTAL MATERIALS		$2,844,283

REAL ESTATE – 6.6%

HEALTH CARE REITS – 1.6%
Healthpeak Properties, Inc.	59,400	1,296,108

INDUSTRIAL REITS – 1.8%
Prologis, Inc.	11,750	1,481,087

RESIDENTIAL REITS – 1.7%
AvalonBay Communities, Inc.	6,660	1,364,767

SPECIALIZED REITS – 1.5%
VICI Properties, Inc.	37,275	1,165,217

TOTAL REAL ESTATE		$5,307,179

UTILITIES – 4.9%

ELECTRIC UTILITIES – 4.9%
American Electric Power Co., Inc.	14,455	1,418,325
Duke Energy Corp.	13,050	1,425,973
NextEra Energy, Inc.	14,075	1,075,189

TOTAL UTILITIES		$3,919,487

TOTAL COMMON STOCKS (COST $60,398,988)		$78,686,823

MONEY MARKET FUND – 1.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.21%^	1,225,422	1,225,422

TOTAL MONEY MARKET FUND (COST $1,225,422)		$1,225,422

Description	Par Value

REPURCHASE AGREEMENTS – 0.0%**
Bank of Montreal, 5.34%, dated 7/31/24, due 8/01/24, repurchase price $43, collateralized by U.S. Government Agency Securities, 2.00% to 7.50%, maturing 1/01/32 to 8/01/54; total market value of $44.	$43	43

Description	Par Value	Value

BNP Paribas SA, 5.34%, dated 7/31/24, due 8/01/24, repurchase price $43, collateralized by U.S. Government Agency & Treasury Securities, 1.22% to 7.00%, maturing 9/30/25 to 7/20/64; total market value of $44.	$43	$43
Deutsche Bank Securities, Inc., 5.34%, dated 7/31/24, due 8/01/24, repurchase price $37, collateralized by U.S. Government Agency & Treasury Securities, 1.50% to 6.00%, maturing 7/31/26 to 10/01/53; total market value of $38.	37	37
National Bank Financial, 5.39%, dated 7/31/24, due 8/01/24, repurchase price $43, collateralized by U.S. Treasury Securities, 0.00% to 4.88%, maturing 8/01/24 to 9/09/49; total market value of $44.	43	43
Nomura Securities International, Inc., 5.34%, dated 7/31/24, due 8/01/24, repurchase price $43, collateralized by U.S. Government Agency & Treasury Securities, 1.10% to 6.50%, maturing 3/01/28 to 4/15/59; total market value of $44.	43	43

TOTAL REPURCHASE AGREEMENTS (COST $209)		$209

TOTAL INVESTMENTS – 100.0% (COST $61,624,619)		$79,912,454
OTHER ASSETS LESS LIABILITIES – 0.0%**		20,000

TOTAL NET ASSETS – 100.0%		$79,932,454

July 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Enhanced Dividend Income Strategy Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks	$78,686,823	$ —	$—	$78,686,823
Money Market Fund	1,225,422	—	—	1,225,422
Repurchase Agreements	—	209	—	209

Total	$79,912,245	$209	$—	$79,912,454

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

^	7-Day net yield.

**	Represents less than 0.05%.

The following acronyms are used throughout this Portfolio of Investments:

ADR	American Depositary Receipt

PLC	Public Limited Company

For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual report.

July 31, 2024 (unaudited)